Putnam
International
Fund


ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-98

[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

As the financial turmoil of 1998 spreads from one international market to another, investors in Putnam International Fund can breathe a sigh of relief for the moment. Your fund not only had a positive return of 5.29% for the 12 months ended August 31, 1998, but fulfilled its goal of outperforming its benchmark, the MSCI-EAFE (Morgan Stanley Capital International) the Europe, Australasia, and Far East Index, which returned -0.14% over the same period. For complete performance information, see pages 4 and 5.

Your fund uses both stock and country selection strategies to outperform the benchmark. Both strategies were instrumental in meeting the fund's goals.

Putnam International Fund is designed to have a relatively low tracking error versus the MSCI-EAFE index. A number of important decisions involving smaller countries and stocks produced a very attractive risk/reward ratio for the fund. The fund exceeded its benchmark with a relative risk of only 4.2% in the 1998 fiscal year.

Given the collapse of many economies around the world during the past fiscal year, it should be no surprise that country selection was an instrumental factor in your fund's outperformance this year. The decision of managers Justin Scott and Seung Minn to underweight Japan and to avoid Malaysia and most of the other Pacific Rim countries enabled the fund to sidestep a fair amount of market turmoil while generating favorable returns from investments in France, Switzerland, the United Kingdom, and Ireland.

Even though your fund performed relatively well throughout a turbulent year, it is important to remember that markets run in cycles. What goes up eventually comes down, and what is down eventually comes up. We reiterate our belief that a balanced portfolio of international and domestic stock, bond, and money market funds can help investors achieve their financial goals in all kinds of market cycles and that Putnam International Fund can provide a worthwhile opportunity for international diversification.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Vodafone Group, PLC
United Kingdom

Rohm Co., Ltd.
Japan

Promodes
France

British Petroleum Co., PLC
United Kingdom

Julius Baer Holdings, AG
Switzerland

BMW (Bayerische Motoren Werke), AG
Germany

Nestle, S.A.
Switzerland

Sony Corp.
Japan

Novartis AG, ADR
Switzerland

ENI (Ente Nazionale Idrocarburi), SPA
Italy

These holdings represent 22.4% of the fund's net assets as of 8/31/98. Portfolio holdings will vary over time.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of August 31, 1998, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including economic instability, political developments, and currency fluctuations, not present with U.S. investments.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Fund is designed for investors seeking long-term capital appreciation primarily through common stocks of companies located outside the United States.

TOTAL RETURN FOR PERIODS ENDED 8/31/98
(inception 12/28/95)

                                                     MSCI
                                                     EAFE    Consumer
                                 NAV      POP       Index   Price Index
------------------------------------------------------------------------
1 year                           5.29%   -0.73%     -0.14%     1.62%
------------------------------------------------------------------------
Life of fund (since 12/28/95)   21.61    14.60      10.73      6.45
Annual average                   7.60     5.24       3.90      2.37
------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 9/30/98
(most recent calendar quarter)

                                                      NAV       POP
-------------------------------------------------------------------------
1 year                                              -5.70%   -11.11%
-------------------------------------------------------------------------
Life of fund (since 12/28/95)                       17.56     10.79
Annual average                                       6.04      3.78
-------------------------------------------------------------------------

Past performance is no assurance of future results. Returns at public offering price reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results. Investment returns and principal will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect expense limitations currently in effect. Without the expense limitation, total returns would have been lower.

This performance information does not reflect any market volatility that may have occurred since the date of the information shown. As a result, more recent returns may be more or less than those shown.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 8/31/98

-------------------------------------------------------------------------
Distributions (number)       1
-------------------------------------------------------------------------
Income                     $0.064
-------------------------------------------------------------------------
Capital gains
-------------------------------------------------------------------------
Long-term                  $0.093
-------------------------------------------------------------------------
 Total                     $0.157
-------------------------------------------------------------------------
Share value:            NAV      POP
-------------------------------------------------------------------------
8/31/97               $9.58     $10.16
-------------------------------------------------------------------------
8/31/98                9.92      10.53
-------------------------------------------------------------------------



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of
a $10,000 investments since
12/28/95

                Fund's class A        MSCI/EAFE      Consumer Price
Date             shares at POP          Index             Index

12/28/95            9,425              10,000            10,000
8/31/96             9,512              10,168            10,248
8/31/97            10,885              11,088            10,477
8/31/98           $11,460             $11,073           $10,645

Footnote reads:
Performance is no assurance of future results.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.

COMPARATIVE BENCHMARKS

Europe, Australasia, and the Far East (EAFE) component of the Morgan Stanley Capital International World Index is an unmanaged list of equity securities listed on the stock exchanges of Europe, Australasia, and the Far East, with all values expressed in U.S. dollars. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants
For the fiscal year ended August 31, 1998

To the Trustees of Putnam Investment Funds and
Shareholders of Putnam International Fund
(a series of Putnam Investment Funds)

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam International Fund (the "fund") at August 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 1998




Portfolio of investments owned
August 31, 1998

COMMON STOCKS (98.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Australia (1.1%)
--------------------------------------------------------------------------------------------------------------------------
             10,164  Goodman Fielder Ltd. ADR                                                               $       11,897
              1,000  Rio Tinto Ltd.                                                                                  9,684
              4,000  Westpac Banking Corp.                                                                          21,241
                                                                                                            --------------
                                                                                                                    42,822

Austria (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                200  VA Technologies AG                                                                             19,561

Belgium (1.3%)
--------------------------------------------------------------------------------------------------------------------------
                150  Electrabel S.A.                                                                                48,877

Denmark (0.5%)
--------------------------------------------------------------------------------------------------------------------------
                300  Danisco A/S                                                                                    19,952

Finland (1.5%)
--------------------------------------------------------------------------------------------------------------------------
                800  Oy Nokia AB Class A                                                                            56,867

France (12.3%)
--------------------------------------------------------------------------------------------------------------------------
                300  Banque Nationale de Paris                                                                      19,848
                200  Bouygues SA                                                                                    38,289
                320  Compagnie Financiere de Paris                                                                  26,972
                600  Elf Aquitaine S.A.                                                                             59,466
                100  L'OREAL                                                                                        53,977
              1,414  Michelin Corp. Class B                                                                         60,129
                150  Promodes                                                                                       97,560
                113  Societe Generale                                                                               19,910
                400  Total Corp. ADR                                                                                19,225
                200  Total Corp. Class B                                                                            19,449
                300  Vivendi                                                                                        59,873
                                                                                                            --------------
                                                                                                                   474,698

Germany (9.4%)
--------------------------------------------------------------------------------------------------------------------------
              1,200  Bayer AG                                                                                       45,226
                100  Bayerische Motoren Werke (BMW) AG                                                              74,580
                 30  Bayerische Motoren Werke (BMW) AG NEW                                                          22,025
              1,000  Deutsche Bank AG                                                                               62,454
              2,000  Deutsche Telekom AG                                                                            53,174
                500  Mannesmann AG                                                                                  45,260
                500  Veba (Vereinigte Elektrizitaets Bergwerks) AG                                                  25,300
                470  Volkswagon AG                                                                                  33,929
                                                                                                            --------------
                                                                                                                   361,948

Hong Kong (1.6%)
--------------------------------------------------------------------------------------------------------------------------
              6,000  Amoy Properties Ltd.                                                                            2,885
              2,000  Dao Heng Bank Group Ltd.                                                                        1,988
              2,000  Guoco Group Ltd.                                                                                1,207
              6,000  Henderson Land Development Co. Ltd. (R)                                                        17,889
              4,000  Hong Kong Electric Holdings Ltd.                                                               11,874
              3,000  Hutchison Whampoa, Ltd.                                                                        13,010
              4,048  Sun Hung Kai Properties Ltd.                                                                   12,435
                                                                                                            --------------
                                                                                                                    61,288

Ireland (3.3%)
--------------------------------------------------------------------------------------------------------------------------
              4,311  Allied Irish Banks PLC                                                                         59,336
              2,188  Bank of Ireland                                                                                33,708
              1,024  CRH PLC                                                                                        11,173
              6,000  Greencore Group PLC                                                                            23,962
                                                                                                            --------------
                                                                                                                   128,179

Italy (3.4%)
--------------------------------------------------------------------------------------------------------------------------
             12,800  Ente Nazionale Idrocarburi SPA                                                                 67,873
              5,000  Telecom Italia Mobile SPA                                                                      32,968
              4,000  Telecom Italia SPA                                                                             31,032
                                                                                                            --------------
                                                                                                                   131,873

Japan (16.2%)
--------------------------------------------------------------------------------------------------------------------------
              3,000  Bridgestone Corp.                                                                              66,194
              3,000  Canon, Inc.                                                                                    60,979
              2,000  Dai Nippon Printing Co., Ltd.                                                                  27,967
              1,000  Fuji Photo Film Co.                                                                            32,281
              1,000  Ito-Yokado Co., Ltd.                                                                           46,612
              1,000  KAO Corp.                                                                                      15,431
              1,000  Kurita Water Industries Ltd.                                                                   10,571
              7,000  Mitsui Fudoscan Co., Ltd.                                                                      37,694
              2,000  Omron Corp.                                                                                    21,852
              1,000  Onward Kashiyama Co. Ltd.                                                                      12,281
              1,000  Promise Co., Ltd.                                                                              41,859
              1,000  Ricoh Co., Ltd.                                                                                 9,592
              1,000  Rohm Co. Ltd.                                                                                 102,164
              1,000  Sankyo Co., Ltd.                                                                               21,781
              1,000  Sony Corp.                                                                                     73,147
              1,000  Takefuji Corp.                                                                                 44,910
                                                                                                            --------------
                                                                                                                   625,315

Netherlands (7.7%)
--------------------------------------------------------------------------------------------------------------------------
              2,876  ABN AMRO Holding N.V.                                                                          65,261
                800  Akzo-Nobel N.V.                                                                                32,959
                909  Internationale Nederlanden Groep                                                               53,721
              2,040  Koninklijke Ahold N.V.                                                                         60,179
                300  KPN NV                                                                                         13,600
                600  Philips Electronics N.V.                                                                       39,272
                300  TNT Post Group N.V.                                                                             6,323
                395  Vedior NV                                                                                      11,943
                400  Vendex International N.V.                                                                      13,756
                                                                                                            --------------
                                                                                                                   297,014

New Zealand (0.4%)
--------------------------------------------------------------------------------------------------------------------------
              2,500  Telecom Corp. of New Zealand Ltd.                                                               9,631
              3,800  Telecom New Zealand Ltd.                                                                        7,169
                                                                                                            --------------
                                                                                                                    16,800

Norway (0.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,000  Christiana Bank & Trust                                                                         3,126
                500  Saga Petroleum ASA Class B                                                                      4,888
                                                                                                            --------------
                                                                                                                     8,014

Portugal (1.5%)
--------------------------------------------------------------------------------------------------------------------------
                598  Banco Comercial Portugues, S.A.                                                                16,653
                600  Electricidade de Portugal S.A.                                                                 14,021
                600  Portugal Telecom S.A.                                                                          27,476
                                                                                                            --------------
                                                                                                                    58,150

Singapore (0.6%)
--------------------------------------------------------------------------------------------------------------------------
              7,000  DBS Land Ltd.                                                                                   3,989
              1,600  Development Bank of Singapore Ltd.                                                              5,551
              1,000  Keppel Land Ltd.                                                                                  353
              2,000  Oversea Chinese Banking Corp.                                                                   5,168
              3,000  United Overseas Bank Ltd.                                                                       7,109
                                                                                                            --------------
                                                                                                                    22,170

Spain (4.8%)
--------------------------------------------------------------------------------------------------------------------------
              1,200  Banco de Bilbao Vizcaya (BBV)                                                                  15,916
                851  Banco Santander S.A.                                                                           15,962
                850  Banco Santander S.A. Rights (expiration date 9/15/98) (NON)                                       318
                850  Banco Santander S.A. Rights (expiration date 9/30/98) (NON)                                         6
              2,500  Iberdola S.A.                                                                                  36,927
              2,050  Superdiplo S.A. (NON)                                                                          50,811
              1,745  Telfonica de Espana                                                                            66,981
                                                                                                            --------------
                                                                                                                   186,921

Sweden (5.2%)
--------------------------------------------------------------------------------------------------------------------------
              1,500  Astra AB                                                                                       25,230
              1,500  Electrolux AB                                                                                  24,019
              1,000  Ericsson Class B                                                                               23,399
              1,000  Pharmacia & Upjohn, Inc.                                                                       43,818
                500  Sandvik AB Class A                                                                             10,241
              2,000  Skandia Forsakrings AB                                                                         28,178
              1,300  Svenska Cellulosa AB Class B                                                                   27,756
                700  Volvo AB                                                                                       19,377
                                                                                                            --------------
                                                                                                                   202,018

Switzerland (9.2%)
--------------------------------------------------------------------------------------------------------------------------
                 40  ABB AG                                                                                         46,708
                 30  Julius Baer Holdings AG                                                                        83,160
                 40  Nestle S.A.                                                                                    74,345
                 45  Novartis AG ADR                                                                                70,135
                150  United Bank of Switzerland                                                                     48,545
                 50  Zurich Allied AG                                                                               30,007
                                                                                                            --------------
                                                                                                                   352,900

United Kingdom (17.7%)
--------------------------------------------------------------------------------------------------------------------------
              4,195  B A T Industries PLC                                                                           41,315
                500  Bass PLC                                                                                        6,728
              1,000  British Airways PLC                                                                             7,533
              7,108  British Petroleum Co. PLC                                                                      89,849
              3,500  Burmah Castrol PLC                                                                             55,314
              2,000  Cable & Wireless Communications (NON)                                                          17,683
              2,000  Glaxo Wellcome PLC                                                                             60,397
                500  Granada Group PLC                                                                               6,459
                813  HSBC Holdings PLC                                                                              17,270
              1,344  HSBC Holdings PLC (75P)                                                                        27,942
                700  Molins PLC                                                                                      1,527
              3,000  Rio Tinto Ltd.                                                                                 29,393
              1,000  Royal & Sun Alliance Insurance Group PLC                                                        8,422
              6,012  Scottish Power PLC                                                                             58,249
              6,000  Securicor Group PLC Class A                                                                    52,344
              2,000  Siebe PLC                                                                                       7,046
              4,000  Smiths Industries PLC                                                                          43,485
              5,000  Tomkins PLC                                                                                    20,720
              9,275  Vodafone Group PLC                                                                            129,620
                                                                                                            --------------
                                                                                                                   681,296
                                                                                                            --------------
                     Total Common Stocks (cost $3,424,145)                                                  $    3,796,663

SHORT-TERM INVESTMENTS (1.8%) (a) (cost $68,011)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            $68,000  Interest in $750,000,000 joint repurchase agreement dated August 31, 1998 with Goldman, Sachs & Co.
                       due September 1, 1998 with respect to various
                       U.S. Treasury obligations -- maturity value of
                       $68,011 for an effective yield of 5.78%                                              $       68,011
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,492,156) (b)                                                $    3,864,674
--------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $3,858,219.

  (b) The aggregate identified cost on a tax basis is $3,492,478, resulting in gross unrealized appreciation and depreciation of $743,661 and $371,465, respectively, or net unrealized appreciation of $372,196.

(NON) Non-income-producing security.

  (R) Real Estate Investment Trust.

      ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
August 31, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,492,156) (Note 1)                                                $3,864,674
-----------------------------------------------------------------------------------------------
Cash                                                                                        650
-----------------------------------------------------------------------------------------------
Foreign Currency (cost $18,587)                                                          18,925
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    2,121
-----------------------------------------------------------------------------------------------
Dividends and interest receivable                                                        12,120
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                2,867
-----------------------------------------------------------------------------------------------
Total assets                                                                          3,901,357

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                         28,972
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              2,108
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  539
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                               646
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  7
-----------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                3,662
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                    7,204
-----------------------------------------------------------------------------------------------
Total liabilities                                                                        43,138
-----------------------------------------------------------------------------------------------
Net assets                                                                           $3,858,219

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $3,320,658
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                             15,391
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
and foreign currency transactions (Note 1)                                              150,076
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                   372,094
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $3,858,219

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($3,858,219 divided by 388,869 shares)                                                    $9.92
-----------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $9.92)*                                           $10.53
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is reduced.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended August 31, 1998
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $9,932)                                               $ 69,108
-----------------------------------------------------------------------------------------------
Interest                                                                                  1,119
-----------------------------------------------------------------------------------------------
Total investment income                                                                  70,227

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         32,260
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                            8,062
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                        2,525
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             40
-----------------------------------------------------------------------------------------------
Amortization of organization expenses                                                       650
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                   3,134
-----------------------------------------------------------------------------------------------
Auditing                                                                                 24,464
-----------------------------------------------------------------------------------------------
Legal                                                                                     3,761
-----------------------------------------------------------------------------------------------
Other                                                                                        31
-----------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                         (15,856)
-----------------------------------------------------------------------------------------------
Total expenses                                                                           59,071
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                               (4,922)
-----------------------------------------------------------------------------------------------
Net expenses                                                                             54,149
-----------------------------------------------------------------------------------------------
Net investment income                                                                    16,078
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        150,665
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                (153)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                                         (321)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                               24,473
-----------------------------------------------------------------------------------------------
Net gain on investments                                                                 174,664
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $190,742
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended August 31
                                                                                           --------------------
                                                                                           1998            1997
---------------------------------------------------------------------------------------------------------------

Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                $   16,078      $   25,722
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                           150,512          36,743
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                    24,152         396,071
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    190,742         458,536
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income                                                            (24,481)        (31,476)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments                                                 (35,574)        (48,509)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        63,880         141,025
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            194,567         519,576

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                     3,663,652       3,144,076
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $15,391 and $23,923, respectively)                                         $3,858,219      $3,663,652
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)


------------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                   Year ended          Dec. 28, 1995+
operating performance                                                                        August 31           to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $9.58            $8.58            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                               .04              .07              .08
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                     .45             1.15               --
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .49             1.22              .08
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.06)            (.09)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.09)            (.13)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.15)            (.22)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $9.92            $9.58            $8.58
------------------------------------------------------------------------------------------------------------------------------------

Ratios and suplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              5.29            14.43             0.94*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $3,858           $3,664           $3,144
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)(c)                                                          1.47             1.45              .98*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)(c)                                                            .40              .74              .96*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                38.61            76.09            48.18*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expenses for the fund for the period ended August 31, 1998, August 31, 1997, and August 31, 1996, reflect a reduction of $0.04, $0.03, and $0.05 per share, respectively.




Notes to financial statements
August 31, 1998

Note 1
Significant accounting policies

Putnam International Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in equity securities of issues which have a principle place of business located outside of the United States or whose securities are principally traded on foreign markets.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended August 31, 1998, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions and foreign currency gains and losses. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 1998, the fund reclassified $129 to decrease undistributed net investment income and $23 to decrease paid-in-capital, with an increase to accumulated net realized gain on investments of $152. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1998, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1998, fund expenses were reduced by $4,922 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the Plan.

During the year ended August 31, 1998, Putnam Mutual Funds Corp., acting as underwriter, received no monies from net commissions from the sale of shares of the fund.

Note 3
Purchase and sales of securities

During the year ended August 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $1,565,078 and $1,498,584, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At August 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                           Year ended
                                                         August 31, 1998
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                          2,111            $25,296
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        6,415             60,048
-----------------------------------------------------------------------------
                                                     8,526             85,344

Shares
repurchased                                         (2,114)           (21,464)
-----------------------------------------------------------------------------
Net increase                                         6,412            $63,880
-----------------------------------------------------------------------------

                                                           Year ended
                                                         August 31, 1997
-----------------------------------------------------------------------------
                                                    Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                          8,856           $ 80,064
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        9,185             79,985
-----------------------------------------------------------------------------
                                                    18,041            160,049

Shares
repurchased                                         (2,035)           (19,024)
-----------------------------------------------------------------------------
Net increase                                        16,006           $141,025
-----------------------------------------------------------------------------

At August 31, 1998, Putnam Investments, Inc. owned 367,771 shares of the fund (94.6% of shares outstanding), valued at $3,648,288.



Federal tax information
(Unaudited)

Pursuant to section 852 of the Internal Revenue Code, the fund hereby designates $185,972 as capital gain, which includes $60,326 as 20% capital gain, for its taxable year ended August 31, 1998.

For the period, interest and dividends from foreign countries were $78,960. Taxes paid to foreign countries were $9,932.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.


Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

John J. Morgan, Jr.
Vice President

Carol McMullen
Vice President

Brett C. Browchuk
Vice President

Justin M. Scott
Vice President and Fund Manager

Seung Minn
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam International Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

45964 2AX 10/98